Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,998,895.79

Principal:
Principal Collections	$19,840,916.53
Prepayments in Full	$14,070,235.33
Liquidation Proceeds	$446,886.12
Recoveries	$69,497.65
Sub Total	$34,427,535.63
Collections	$37,426,431.42

Purchase Amounts:
Purchase Amounts Related to Principal	$114,387.13
Purchase Amounts Related to Interest	$376.87
Sub Total	$114,764.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,541,195.42

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,541,195.42
Servicing Fee	$705,308.55	$705,308.55	$0.00	$0.00	$36,835,886.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,835,886.87
Interest - Class A-2 Notes	$63,850.37	$63,850.37	$0.00	$0.00	$36,772,036.50
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$36,578,996.50
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$36,505,320.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,505,320.83
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$36,468,820.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,468,820.33
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$36,439,879.33
Third Priority Principal Payment	$1,359,603.88	$1,359,603.88	$0.00	$0.00	$35,080,275.45
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$35,040,371.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,040,371.95
Regular Principal Payment	$31,719,692.04	$31,719,692.04	$0.00	$0.00	$3,320,679.91
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,320,679.91
Residuel Released to Depositor	$0.00	$3,320,679.91	$0.00	$0.00	$0.00
Total		$37,541,195.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,359,603.88
Regular Principal Payment					$31,719,692.04
Total					$33,079,295.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,079,295.92	$76.08	$63,850.37	$0.15	$33,143,146.29	$76.23
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$33,079,295.92	$24.65	$435,911.04	$0.32	$33,515,206.96	$24.97

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$201,632,736.13	0.4637367	$168,553,440.21	0.3876574
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$816,442,736.13	0.6084637	$783,363,440.21	0.5838110

Pool Information
Weighted Average APR	4.302%	4.296%
Weighted Average Remaining Term	46.19	45.33
Number of Receivables Outstanding	43,160	42,158
Pool Balance	$846,370,257.73	$811,693,386.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$822,372,581.24	$788,773,132.25
Pool Factor	0.6254853	0.5998584

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$12,175,400.80
Yield Supplement Overcollateralization Amount	$22,920,254.27
Targeted Overcollateralization Amount	$28,329,946.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,329,946.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		104	$204,446.10
(Recoveries)		35	$69,497.65
Net Losses for Current Collection Period			$134,948.45
Cumulative Net Losses Last Collection Period			$2,327,204.90
Cumulative Net Losses for all Collection Periods			$2,462,153.35

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.19%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.13%	424	$9,184,742.61
61-90 Days Delinquent	0.15%	53	$1,223,503.32
91-120 Days Delinquent	0.04%	12	$296,671.18
Over 120 Days Delinquent	0.05%	19	$381,391.54
Total Delinquent Receivables	1.37%	508	$11,086,308.65

Repossession Inventory:
Repossessed in the Current Collection Period		23	$531,829.85
Total Repossessed Inventory		39	$859,954.07

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4254%
Preceding Collection Period			0.4167%
Current Collection Period			0.1953%
Three Month Average			0.3458%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1629%
Preceding Collection Period			0.1552%
Current Collection Period			0.1993%
Three Month Average			0.1725%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer